NOTE 11 - INCOME TAXES (Details) - Schedule of Change in Valuation Allowance - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Change in Valuation Allowance [Abstract]
Valuation Allowance	$ (2,476,950)	$ (3,730,392)
Valuation Allowance	$ 1,253,442